Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Fixed maturities, available-for-sale	$ 59,631.3	$ 73,896.9
Fixed maturities, trading	634.0	233.3
Equity securities	53.1	508.2
Mortgage loans (2022 and 2021 include $1,179.7 million and $1,260.1 million related to consolidated variable interest entities)	19,722.4	18,908.3
Real estate (2022 and 2021 include $649.0 million and $672.0 million related to consolidated variable interest entities)	2,237.4	2,060.6
Policy loans	770.2	705.0
Other investments	3,261.3	2,836.7
Total investments	86,309.7	99,149.0
Cash and cash equivalents (2022 and 2021 include $14.2 million and $30.1 million related to consolidated variable interest entities)	3,329.3	1,228.6
Accrued investment income	728.5	678.4
Reinsurance recoverable and deposit receivable	22,029.3	1,186.3
Premiums due and other receivables	4,196.5	611.8
Deferred acquisition costs	4,679.4	3,749.1
Property and equipment	831.7	862.2
Goodwill	48.2	75.1
Other intangibles	11.6	14.4
Separate account assets	120,279.6	147,529.0
Other assets	770.4	264.4
Total assets	243,214.2	255,348.3
Liabilities
Contractholder funds	42,242.1	42,957.3
Future policy benefits and claims	40,609.0	40,141.6
Other policyholder funds	966.1	1,026.0
Long-term debt	67.8	54.0
Deferred income taxes	1,166.4	2,273.5
Separate account liabilities	120,279.6	147,529.0
Funds withheld payable	20,436.1
Other liabilities (2022 and 2021 include $83.8 million and $56.1 million related to consolidated variable interest entities)	10,267.4	8,658.2
Total liabilities	236,034.5	242,639.6
Stockholder's equity
Common stock, par value $1.00 per share; 5.0 million shares authorized; 2.5 million shares issued and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	6,331.1	6,340.9
Retained earnings	6,209.9	2,976.6
Accumulated other comprehensive income (loss)	(5,367.6)	3,370.9
Total stockholder's equity attributable to Principal Life Insurance Company	7,175.9	12,690.9
Noncontrolling interest	3.8	17.8
Total stockholder's equity	7,179.7	12,708.7
Total liabilities and stockholder's equity	$ 243,214.2	$ 255,348.3